UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number: 828-758-6100

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2006

Item 1.  Report to Stockholders.

                                 BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                         Six Months Ended April 30, 2006

BMC FUND, INC.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers......................................................   1

Letter to Shareholders......................................................   2

Graphic Presentation of Portfolio Holdings and Sector Diversification.......   3

Statement of Assets and Liabilities.........................................   4

Statement of Operations.....................................................   5

Statements of Changes In Net Assets.........................................   6

Notes to Financial Statements...............................................   7

Financial Highlights........................................................  11

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers..............  12
       II. - Investments  - Other than Securities...........................  28
      III. - Investments in Affiliates......................................  29

BMC FUND, INC.
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                    DIRECTORS

James T. Broyhill                                  Winston-Salem, North Carolina
Paul H. Broyhill                                   Lenoir, North Carolina
William E. Cooper                                  Dallas, Texas
Jan E. Gordon                                      Palm Harbor, Florida
Allene B. Heilman                                  Clearwater, Florida
Gene A. Hoots                                      Charlotte, North Carolina
Brent B. Kincaid                                   Lenoir, North Carolina
Michael G. Landry                                  Fort Lauderdale, Florida
John S. Little                                     Naples, Florida
L. Glenn Orr, Jr.                                  Winston-Salem, North Carolina

                                    OFFICERS

Paul H. Broyhill                                   President
M. Hunt Broyhill                                   Vice President
Michael G. Landry.                                 Vice President and
                                                     Chief Investment Officer
Boyd C. Wilson, Jr.                                Vice President and
                                                     Chief Financial Officer
Gene Hendricks                                     Vice President and
                                                     Chief Compliance Officer
Carol Frye                                         Secretary and Treasurer

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2006, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company ("RIC") on April 1, 1981. During the six months ended April 30, 2006, the Fund paid the following dividends per share:

      December 10, 2005 to shareholders of record November 25, 2005     $   2.03
      March 10, 2006 to shareholders of record February 25, 2006             .25
                                                                        --------

      Total                                                             $   2.28
                                                                        ========

Schedule I is a listing of the entire Fund's diversified securities at April 30, 2006, with a total market value of $151,668,733.

Paul H. Broyhill, President

M. Hunt Broyhill, Vice President

Michael G. Landry, Vice President

                       BMC Fund, Inc. Portfolio Holdings

 [PIE CHART]

Common Stocks                                                           52.12%
Stock Mutual Funds                                                      22.23%
Other Investments                                                       11.20%
Cash Equivalents                                                         2.35%
Corporate Bonds                                                          7.69%
Bond Mutual Funds                                                        3.42%
Preferred Stocks                                                         0.99%

                      BMC Fund, Inc. Sector Diversification
                          (% of common stock portfolio)

 [PIE CHART]

Consumer Discretionary                                                   9.19%
Consumer Staples                                                        13.91%
Energy                                                                  11.48%
Financials                                                              18.13%
Health Care                                                             14.64%
Industrials                                                              9.97%
Information Technology                                                   9.00%
Materials                                                                4.70%
Telecommunications Services                                              3.20%
Utilities                                                                5.78%

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
    Investment securities (cost - $121,991,423)                     $151,668,733
    Investments in affiliates - wholly owned
      subsidiaries (equity value $17,274,096)                         16,841,175
    Investment in real estate (cost - $144,137)                          350,000
    Cash and short-term investments                                    1,030,564
    Receivables, accrued interest and dividends                          145,781
    Receivable from hedge fund liquidation                                 9,515
    Other assets                                                          65,858
                                                                    ------------

    Total assets                                                     170,111,626
                                                                    ------------

LIABILITIES:
    Payable to broker                                                    145,417
    Accounts payable and accrued expenses                                157,435
    Notes payable - bank                                               3,250,000
                                                                    ------------

    Total liabilities                                                  3,552,852
                                                                    ------------

NET ASSETS AT APRIL 30, 2006 - EQUIVALENT TO $33.76 PER
  SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING             $166,558,774
                                                                    ============

SUMMARY OF SHAREHOLDERS' EQUITY:
    Common stock, par value $5.00 per share -
      authorized 70,000,000 shares; outstanding, 4,933,281
      shares                                                        $ 24,666,405
    Retained earnings prior to becoming investment company            92,939,370
    Undistributed net investment income                               13,575,052
    Realized gain on investments                                         732,981
    Undistributed nontaxable gain                                      5,194,714
    Unrealized appreciation of investments                            29,450,252
                                                                    ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                   $166,558,774
                                                                    ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
    Interest - corporate bonds                                      $    144,590
    Other interest and dividends                                       2,352,690
    Equity in earnings of wholly-owned subsidiaries                    1,650,388
                                                                    ------------

    Total income                                                       4,147,668
                                                                    ------------

Expenses:
    Legal and professional fees                                           34,487
    Directors' fees (Note 3)                                              26,250
    Bank service charges                                                   1,004
    Interest expense                                                      73,512
    Investment expense                                                    37,969
    Salaries                                                             322,755
    Property and liability insurance                                      30,944
    Depreciation expense                                                   1,281
    Taxes and licenses                                                    34,351
    Rent                                                                   7,050
    Office supplies and expense                                           12,290
    Dues and subscriptions                                                13,405
    Travel and entertainment                                              46,510
                                                                    ------------

    Total expenses                                                       641,808
                                                                    ------------

    Investment income, net                                             3,505,860
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Realized gain from investment securities sold                      6,605,516
    Change in unrealized appreciation of
      investments for the period                                       5,668,181
                                                                    ------------

    Net gain on investments                                           12,273,697
                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 15,779,557
                                                                    ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                      2006             2005
                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income                          $   3,505,860    $   2,670,066
  Net realized gain on investments                   6,605,516        5,558,905
  Change in unrealized appreciation                  5,668,181         (824,222)
                                                 -------------    -------------

  Net increase in net assets resulting from
    operations                                      15,779,557        7,404,749

Distributions to shareholders from:
  Net realized gain on investment securities        (7,519,823)              --
  Net investment income                             (3,728,058)      (4,735,950)
                                                 -------------    -------------

TOTAL INCREASE IN NET ASSETS                         4,531,676        2,668,799

NET ASSETS AT BEGINNING OF PERIOD                  162,027,098      152,623,062
                                                 -------------    -------------

NET ASSETS AT END OF PERIOD (Including
  undistributed net investment income:
  2006 - $13,575,052; 2005 - $7,364,663)         $ 166,558,774    $ 155,291,861
                                                 =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2006
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

            The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company's Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the securities existed, and these differences could be material.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. The aggregate dollar amount of purchases and sales of investment securities, other than government securities and short-term debt securities having maturities of one year or less, for the six months ended April 30, 2006 was $80,725,996.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2006
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On September 25, 2000 (modified on October 20, 2000 and renewed July 21,
      2005), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of April 30, 2006, the Company had borrowings of $3,250,000 from this line of credit, which expires on July 31, 2006.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2006
--------------------------------------------------------------------------------

4.    SUPPLEMENTAL PROXY INFORMATION AND 2006 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 25, 2006 at The Hyatt Regency Coconut Point, Bonita Springs, Florida. The meeting was held for the following purposes:

1. To elect the following 11 directors to serve as follows:

Director                                                     Term       Expiring

James T. Broyhill                                            1 year        2007
Paul H. Broyhill                                             1 year        2007
William E. Cooper                                            1 year        2007
Lawrence Z. Crockett*                                        1 year        2007
Jan E. Gordon                                                1 year        2007
Allene B. Heilman                                            1 year        2007
Gene A. Hoots                                                1 year        2007
Brent B. Kincaid                                             1 year        2007
Michael G. Landry                                            1 year        2007
John S. Little                                               1 year        2007
L. Glenn Orr, Jr.                                            1 year        2007

2. To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                     Votes       Votes     Votes
Director                              For       Against   Withheld   Abstentions

James T. Broyhill                  4,872,969          0    60,312         0
Paul H. Broyhill                   4,872,969          0    60,312         0
William E. Cooper                  4,872,969          0    60,312         0
Lawrence Z. Crockett*              4,872,969          0    60,312         0
Jan E. Gordon                      4,703,910    169,059    60,312         0
Allene B. Heilman                  4,872,969          0    60,312         0
Gene A. Hoots                      4,872,969          0    60,312         0
Brent B. Kincaid                   4,872,969          0    60,312         0
Michael G. Landry                  4,872,969          0    60,312         0
John S. Little                     4,872,969          0    60,312         0
L. Glenn Orr, Jr.                  4,872,969          0    60,312         0

*Mr. Crockett passed away prior to the meeting of shareholders.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2006
--------------------------------------------------------------------------------

4. SUPPLEMENTAL PROXY INFORMATION AND 2006 ANNUAL MEETING OF SHAREHOLDERS (Continued)

There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, Vice President, and Christopher R. Pavese, CFA, Portfolio Manager, are primarily responsible for the day-to-day management of the Company's portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals and personal trusts, and endowments and foundations.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months April 30, 2006 (Unaudited) Years Ended October 31, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Seven Years in the Period Ended March 31, 2002
--------------------------------------------------------------------------------
The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2006 (Unaudited), the years ended October 31, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the six years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                                                                                          Seven Months
                                                                                                             Ended
PER SHARE OPERATING                                                                                       October 31,
   PERFORMANCE                                   2006            2005           2004           2003           2002
                                             -----------     -----------    -----------    -----------    -----------
Net asset value, beginning of period         $     32.84    $      30.94    $     29.17    $     25.46    $     28.95
                                             -----------     -----------    -----------    -----------    -----------
   Net investment income                            0.71            0.88           0.82           0.95           0.59
   Net gains (losses) on investments                2.49            2.48           2.08           3.76          (3.45)
                                             -----------     -----------    -----------    -----------    -----------
Total from investment operations                    3.20            3.36           2.90           4.71          (2.86)
                                             -----------     -----------    -----------    -----------    -----------
Less distributions:
   Dividends from net investment income             0.76              --           0.65           0.45           0.56
   Distributions from capital gains                 1.52            1.46           0.48           0.55           0.07
                                             -----------     -----------    -----------    -----------    -----------
Total distributions                                 2.28            1.46           1.13           1.00           0.63
                                             -----------     -----------    -----------    -----------    -----------
Net asset value, end of period               $     33.76     $     32.84    $     30.94    $     29.17    $     25.46
                                             ===========     ===========    ===========    ===========    ===========

Per share market value, end of period(1)     $     26.00     $     26.00    $     26.00    $     26.00 $        26.00
                                             ===========     ===========    ===========    ===========    ===========

TOTAL INVESTMENT RETURN(2)                         24.60%*         12.95%         11.14%         18.12%        (18.85)%*
                                             ===========     ===========    ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $   166,559     $   162,027    $   152,623    $   143,910    $   125,596
Ratio of expenses to average net assets(3)          0.78%*          0.60%          0.73%          0.73%          0.71%*
Ratio of net investment income to
 average net assets(3)                              4.27%*          2.77%          2.70%          3.52%          3.78%*
Portfolio turnover rate                            25.47%          57.54%         40.10%         52.51%         31.95%


PER SHARE OPERATING
   PERFORMANCE                                2002            2001            2000           1999            1998           1997
                                          -----------     -----------     -----------    -----------     -----------    -----------
Net asset value, beginning of period      $     29.44     $     31.84     $     29.01    $     30.55     $     29.33    $     29.40
                                          -----------     -----------     -----------    -----------     -----------    -----------
   Net investment income                         1.13            1.31            2.11           1.04            1.26           1.29
   Net gains (losses) on investments            (0.30)          (2.13)           2.11          (0.16)           1.95           0.54
                                          -----------     -----------     -----------    -----------     -----------    -----------
Total from investment operations                 0.83           (0.82)           4.22           0.88            3.21           1.83
                                          -----------     -----------     -----------    -----------     -----------    -----------
Less distributions:
   Dividends from net investment income          0.84            1.58            1.10           1.49            1.14           1.16
   Distributions from capital gains              0.48              --            0.29           0.93            0.85           0.74
                                          -----------     -----------     -----------    -----------     -----------    -----------
Total distributions                              1.32            1.58            1.39           2.42            1.99           1.90
                                          -----------     -----------     -----------    -----------     -----------    -----------
Net asset value, end of period            $     28.95     $     29.44     $     31.84    $     29.01     $     30.55    $     29.33
                                          ===========     ===========     ===========    ===========     ===========    ===========

Per share market value, end of period(1)  $     26.00     $     26.00     $     26.00    $     26.00     $     26.00            N/A
                                          ===========     ===========     ===========    ===========     ===========    ===========

TOTAL INVESTMENT RETURN(2)                       3.20%          (3.15)%         16.23%          3.38%          12.33%          7.05%
                                          ===========     ===========     ===========    ===========     ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)  $   142,811     $   145,221     $   157,057    $   143,092     $   150,705    $   144,702
Ratio of expenses to average net
 assets(3)                                       0.62%           0.49%           0.40%          0.32%           0.27%          0.27%
Ratio of net investment income to
 average net assets(3)                           3.91%           4.23%           6.99%          3.50%           4.18%          4.39%
Portfolio turnover rate                         67.18%          33.65%          94.21%         80.17%          26.98%         31.23%

(1)Unaudited - Based on stock trades, which are very limited, during that year.
(2)Unaudited - Computed as follows: income from investment operations divided by per share market value.
(3)Average is computed on a quarterly basis.
*Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                           Coupon                                              Percent
                                          Interest      Maturity      Maturity       Market     of Net
Debt Issuer                                 Rate          Date          Value        Value      Assets
CORPORATE BONDS:
OAKWOOD HOMES CORP                         7.875%       3/1/2004   $  1,000,000   $  480,000
ENRON CORP(1)                              6.750%       7/1/2005        300,000            -
UK TREASURY BONDS                          4.500%       3/7/2007      1,052,550    1,094,882
GENERAL MOTORS ACCEPTANCE CORP             6.150%       4/5/2007        250,000      245,348
GENERAL MOTORS ACCEPTANCE CORP             6.125%      1/22/2008        250,000      240,773
OWENS CORNING(1)                           7.700%       5/1/2008        660,000      585,750
LEHMAN BROTHERS HLDGS EAFE INDEX           0.000%      9/29/2008      1,000,000    1,061,900
LEHMAN BROTHERS HLDGS NIKKEI INDEX         0.000%     11/15/2008      3,000,000    3,754,800
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE     0.000%      3/11/2011      3,000,000    3,018,000
GENERAL MOTORS CORP                        9.400%      7/15/2021        250,000      186,250
POTOMAC TRUST CAPITAL MM S                 3.350%       2/4/2025      1,000,000    1,000,000
                                                                   ------------   ----------

TOTAL INVESTMENTS IN CORPORATE BONDS                               $ 11,762,550   11,667,703    7.01%
                                                                   ============   ----------    ----

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                 Shares                       Market     of Net
Company Name                      Held          Cost          Value      Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO     412,000.00   $ 2,469,123   $ 2,484,360
ABERDEEN GLOBAL INC FD COM      38,500.00       500,945       500,500
PIMCO CORPORATE INC FD COM      47,500.00       745,763       732,925
TEMPLETON GLOBAL INCM COM      119,000.00     1,052,570     1,061,480
VAN KAMPEN SR INCM TR COM       50,000.00       409,877       400,000
                                            -----------   -----------
  TOTAL BOND MUTUAL FUNDS                     5,178,278     5,179,265      3.11%
                                            -----------   -----------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                 Shares                       Market     of Net
Company Name                      Held          Cost          Value      Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
DIAMONDS TR UNIT SER 1             600.00   $    51,126   $    68,328
SELECT SECTOR SPDR TR SBI        9,000.00       205,892       214,470
SELECTED AMERN SHS INC COM       5,108.99       150,000       215,599
SPDR TR UNIT SER 1               7,150.00       796,310       940,011
                                            -----------   -----------
   Total Large Cap Blend                      1,203,328     1,438,408      0.86%
                                            -----------   -----------     -----

Large Cap Growth
ISHARES TR DJ US HEALTHCR        7,300.00       427,134       451,213
NASDAQ 100 TR UNIT SER 1         3,500.00       131,813       146,475
SELECT SECTOR SPDR TR SBI       18,000.00       541,686       557,820
                                            -----------   -----------
   Total Large Cap Growth                     1,100,633     1,155,508      0.69%
                                            -----------   -----------     -----

Large Cap Value
DODGE & COX STK FD COM           4,146.57       489,147       611,370
EATON VANCE TAX ADVT COM         9,100.00       199,246       213,213
GMO TR VALUE III                33,419.15       254,197       342,881
                                            -----------   -----------
   Total Large Cap Value                        942,590     1,167,464      0.70%
                                            -----------   -----------     -----

TOTAL U. S. LARGE CAP EQUITIES                3,246,551     3,761,380      2.26%
                                            -----------   -----------     -----

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
ISHARES TR S&P MIDCAP 400        9,900.00       643,756       796,356
VANGUARD STRATEGIC EQUITY       16,920.62       306,714       410,494
                                            -----------   -----------
   Total Mid Cap Blend                          950,470     1,206,850      0.72%
                                            -----------   -----------     -----

Mid Cap Growth
BRANDYWINE FD INC COM           10,053.62       225,000       345,845
FIDELITY SELECT PORTF MED        3,000.00        74,070        69,480
ICON FDS INFO TECHNOLOGY        58,669.05       480,000       545,622
ISHARES TR S&P MIDCP GROW        4,000.00       216,050       323,120
VANGUARD CAPITAL OPPOR FUN       4,472.38       100,058       163,152
                                            -----------   -----------
   Total Mid Cap Growth                       1,095,178     1,447,219      0.87%
                                            -----------   -----------     -----

Mid Cap Value
HANCOCK J PATRIOT SLCT COM      10,000.00       152,050       119,800
VANGUARD SELECTED VALUE FU      30,467.10       522,314       600,202
                                            -----------   -----------
   Total Mid Cap Value                          674,364       720,002      0.43%
                                            -----------   -----------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                 Shares                       Market     of Net
Company Name                      Held          Cost          Value      Assets

Small Cap Blend
ISHARES TR RUSSELL 2000          2,000.00   $    88,420   $   152,400
ROYCE VALUE TR INC COM           5,106.00       100,544       108,503
                                            -----------   -----------
   Total Small Cap Blend                        188,964       260,903      0.16%
                                            -----------   -----------     -----

Small Cap Value
CORNERCAP SMALL CAP VALUE       39,782.98       427,671       540,651
GMO TR SML CP VAL III           22,484.36       288,169       244,180
ISHARES TR RUSL 2000 VALU        7,500.00       270,675       562,425
ROYCE FD TOTAL RETURN           24,913.68       239,092       343,061
VANGUARD SMALL-CAP VALUE I      10,224.95       100,000       165,337
                                            -----------   -----------
   Total Small Cap Value                      1,325,607     1,855,654      1.11%
                                            -----------   -----------     -----

TOTAL U.S. SMALL/MID CAP EQUITIES             4,234,583     5,490,628      3.30%
                                            -----------   -----------     -----

INTERNATIONAL EQUITIES
Foreign Large Blend
ISHARES TR MSCI EAFE IDX        12,600.00       520,186       857,178
JANUS GLOBAL OPPORTUNITY F      13,568.52       200,000       208,820
VANGUARD INTL GROWTH FUND       10,944.15       553,811       840,730
                                            -----------   -----------
   Total Foreign Large Blend                  1,273,997     1,906,728      1.14%
                                            -----------   -----------     -----

Foreign Large Growth
ROWE T PRICE INTL FDS GLOB       9,629.27       200,000       205,970      0.12%
                                            -----------   -----------     -----

Foreign Large Value
GMO TR FOREIGN II               63,902.32       661,348     1,158,549
GMO TR INTL INTRINSIC VL I      19,384.40       362,936       685,045
ISHARES INC MSCI CDA INDEX      21,500.00       371,635       534,490
                                            -----------   -----------
   Total Foreign Large Value                  1,395,919     2,378,084      1.43%
                                            -----------   -----------     -----

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA      19,958.23       453,541       580,984      0.35%
                                            -----------   -----------     -----

Diversified Emerging Markets
BLDRS INDEX FDS TR EMER MK       4,000.00       271,595       553,680
ISHARES TR MSCI EMERG MKT        9,000.00       393,810       949,050
MORGAN STANLEY EMER MK COM      10,200.00       200,582       275,196
VANGUARD EMERGING MKTS STO      19,664.03       300,000       446,767
                                            -----------   -----------
   Total Diversified
     Emerging Markets                         1,165,987     2,224,693      1.34%
                                            -----------   -----------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                 Shares                       Market     of Net
Company Name                      Held          Cost          Value      Assets

Diversified Asia Pacific
BLDRS INDEX FDS TR ASIA 50       4,000.00   $   244,960   $   385,840
MORGAN S D WITTR ASIA COM        6,000.00       582,115       995,120
                                            -----------   -----------
   Total Diversified Asia Pacific               827,075     1,380,960      0.83%
                                            -----------   -----------     -----

European Stock
ISHARES INC MSCI UTD KINGD      13,700.00       248,982       293,865
NEW IRELAND FUND INC            16,379.00       188,388       431,750
SPAIN FD COM                    25,200.00       214,302       322,308
SWISS HELVETIA FD INC COM       25,479.00       292,159       461,170
                                            -----------   -----------
   Total European Stock                         943,831     1,509,093      0.91%
                                            -----------   -----------     -----

Japan Stock
ISHARES INC MSCI JAPAN          47,000.00       467,930       695,600
VANGUARD PACIFIC STOCK IND       8,303.96       520,000       683,831
VANGUARD PACIFIC VIPERS         10,100.00       506,327       678,417
                                            -----------   -----------
   Total Japan Stock                          1,494,257     2,057,848      1.24%
                                            -----------   -----------     -----

Asia Ex-Japan Stock
ABERDEEN AUSTRALIA EQT COM      98,100.00       611,441     1,336,122
ISHARES INC MSCI AUSTRALIA      41,500.00       663,914       910,510
ISHARES INC MSCI HONG KONG      55,300.00       643,547       791,343
ISHARES INC MSCI MALAYSIA       33,750.00       256,024       263,250
ISHARES INC MSCI S KOREA         6,000.00       197,080       297,600
ISHARES INC MSCI SINGAPORE     151,500.00     1,063,650     1,415,010
KOREA FD COM                    12,700.00       298,121       504,571
MATTHEWS INTL FDS ASIAN GR      75,615.05     1,125,000     1,458,614
ROWE T PRICE INTL FDS NEW       44,995.31       460,000       620,935
TAIWAN FD INC COM               26,200.00       282,381       487,844
TEMPLETON DRAGON FD COM         56,800.00       740,541     1,363,200
                                            -----------   -----------
   Total Asia Ex-Japan Stock                  6,341,699     9,448,999      5.67%
                                            -----------   -----------     -----

TOTAL INTERNATIONAL EQUITIES                 14,096,306    21,693,359     13.02%
                                            -----------   -----------     -----

SPECIALTY FUNDS
Natural Resources
ENERPLUS RES FD UNIT TR G       13,800.00       313,423       739,542      0.44%
                                            -----------   -----------     -----

Precious Metals
ISHARES COMEX GOLD TR ISHA      17,500.00       975,985     1,140,650
OPPENHEIMER GOLD&SPL SH BE       9,856.63       165,000       322,903
                                            -----------   -----------
   Total Precious Metals                      1,140,985     1,463,553     0.88%
                                            -----------   -----------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                 Shares                       Market     of Net
Company Name                      Held          Cost          Value      Assets

Moderate Allocation
FPA FUNDS TR FPA CRESCENT       10,957.16   $   194,065   $   294,967
LEUTHOLD FDS INC ASSET ALL      15,347.36       250,000       278,708
                                            -----------   -----------
   Total Moderate Allocation                    444,065       573,675      0.34%
                                            -----------   -----------     -----

TOTAL SPECIALTY FUNDS                         1,898,473     2,776,770      1.67%
                                            -----------   -----------     -----

TOTAL STOCK MUTUAL FUNDS                     23,475,913    33,722,137     20.25%
                                            -----------   -----------     -----

TOTAL INVESTMENT IN MUTUAL FUNDS            $28,654,191    38,901,402     23.36%
                                            ===========   -----------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                                              Market     of Net
Company Name                                    Cost          Value      Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
  - CONVERTIBLE HEDGE SERIES                $ 1,475,886   $ 1,687,721
  - DISTRESSED SECURITIES SERIES              1,083,681     1,740,094
  - EVENT DRIVEN MULTI-STRATEGY SERIES        2,298,592     3,013,087
  - MERGER ARBITRAGE SERIES                   1,600,000     1,892,614
JMG CAPITAL PARTNERS LP                         609,767     1,584,921
LMC COMPASS FUND LP                           1,500,000     1,777,827
MARINER PARTNERS LP                             750,000     1,437,205
STARK INVESTMENTS LP                          1,000,000     2,611,749
STARK STRUCTURED FINANCE ONSHORE FUND         1,000,000     1,014,134
WALNUT INVESTMENT PARTNERS                      235,567       208,965
                                            -----------   -----------
TOTAL LIMITED PARTNERSHIPS                   11,553,493    16,968,317     10.19%
                                            -----------   -----------     -----

PUT OPTIONS:
AMERISOURCEBERGEN PUT OPTION $45 EXP 6/17/06     11,563        11,000
JDS UNIPHASE PUT OPTION $4 EXP 5/20/06            1,325           200
JDS UNIPHASE PUT OPTION $ EXP 6/17/06             1,425         1,300
                                            -----------   -----------
TOTAL PUT OPTIONS                                14,313        12,500      0.01%
                                            -----------   -----------     -----

TOTAL OTHER INVESTMENTS                     $11,567,806    16,980,817     10.20%
                                            ===========   -----------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                                  Percent
Sectors and                    Shares                                                 Market      of Net
Industries                      Held         Company Name                Cost         Value       Assets
COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables &            2,500.00 GARMIN LTD ORD                $  166,276   $   215,900
Apparel                      170,600.00 HEAD N V NY REGISTRY SH          441,736       694,342
                              10,000.00 TEMPUR PEDIC INTL INC COM        120,544       157,900
                              10,000.00 TUPPERWARE BRANDS CORP COM       217,934       211,000
                               5,000.00 YANKEE CANDLE INC COM            128,192       150,700
                                                                      ----------   -----------
                                                                       1,074,682     1,429,842     0.86%
                                                                      ----------   -----------    -----

Consumer Services             43,000.00 APPLEBEES INTL INC COM           958,930       998,030
                              21,300.00 MCDONALDS CORP COM               439,383       736,341
                              45,000.00 SERVICEMASTER CO COM             525,277       541,800
                               1,500.00 STRAYER ED INC COM               149,935       152,460
                                                                      ----------   -----------
                                                                       2,073,525     2,428,631     1.46%
                                                                      ----------   -----------    -----

Media                         30,000.00 DISNEY WALT CO COM               701,268       838,800
                              55,000.00 NEWS CORP CL B                   958,566     1,002,650
                                                                      ----------   -----------
                                                                       1,659,834     1,841,450     1.11%
                                                                      ----------   -----------    -----

Retailing                      5,000.00 AARON RENTS INC COM              102,044       134,300
                               2,053.00 BUILD A BEAR WORKSHOP COM         26,455        66,312
                                 200.00 CHICOS FAS INC COM                 4,898         7,412
                               2,000.00 HOME DEPOT INC COM                83,195        79,760
                              19,500.00 TARGET CORP COM                1,104,386     1,035,450
                                                                      ----------   -----------
                                                                       1,320,978     1,323,234     0.79%
                                                                      ----------   -----------    -----

Automobiles &                 15,000.00 GOODYEAR TIRE & RUBBER           225,400       210,000
Components                       250.00 TOYOTA MTR CP ADS                 20,412        29,283
                                                                      ----------   -----------
                                                                         245,812       239,283     0.14%
                                                                      ----------   -----------    -----

TOTAL CONSUMER DISCRETIONARY                                           6,374,831     7,262,440     4.36%
                                                                      ----------   -----------    -----

CONSUMER STAPLES
Food & Staples Retailing      40,000.00 ALBERTSONS INC COM               911,852     1,013,200
                               1,000.00 COSTCO COMPANIES INC COM          45,950        54,430
                              50,000.00 KROGER CO COM                    812,240     1,013,000
                              40,000.00 SAFEWAY INC COM NEW              748,312     1,005,200
                               2,000.00 SYSCO CORP COM                    65,068        59,780
                               7,500.00 WAL MART STORES INC COM          334,349       337,725
                                                                      ----------   -----------
                                                                       2,917,771     3,483,335     2.09%
                                                                      ----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                                  Percent
Sectors and                    Shares                                                 Market      of Net
Industries                      Held         Company Name                Cost         Value       Assets
Food, Beverage &              10,000.00 ANHEUSER BUSCH COS INC COM    $  444,333   $   445,800
Tobacco                       10,000.00 CADBURY SCHWEPPES PLC ADR        320,147       399,600
                              22,000.00 COCA COLA CO COM                 910,468       923,120
                              20,000.00 CONAGRA FOODS INC COM            451,670       453,600
                              33,421.00 DEL MONTE FOODS CO COM           293,012       389,689
                              10,000.00 DIAGEO P L C SPON ADR NEW        584,722       662,500
                              10,000.00 GENERAL MLS INC COM              491,469       493,400
                              11,900.00 HEINZ H J CO COM                 399,291       493,969
                              12,500.00 KRAFT FOODS INC CL A             388,977       390,500
                              12,300.00 NESTLE S A SPONSORED ADR         201,834       940,335
                               4,000.00 PEPSICO INC COM                  219,974       232,960
                              10,000.00 SMITHFIELD FOODS INC COM         308,512       269,000
                                                                      ----------   -----------
                                                                       5,014,409     6,094,473     3.66%
                                                                      ----------   -----------    -----

Household &                   40,000.00 AVON PRODS INC COM             1,064,657     1,304,400
Personal Products              2,000.00 PROCTER & GAMBLE CO COM          101,046       114,220
                                                                      ----------   -----------
                                                                       1,165,703     1,418,620     0.85%
                                                                      ----------   -----------    -----

TOTAL CONSUMER STAPLES                                                 9,097,883    10,996,428     6.60%
                                                                      ----------   -----------    -----

ENERGY                         7,300.00 BP PLC SPONSORED ADR             352,450       538,156
                               5,000.00 CHESAPEAKE ENERGY CORP COM       174,578       158,400
                               6,200.00 CHEVRONTEXACO CORP COM           223,257       378,324
                              21,292.00 CONOCOPHILLIPS COM               600,414     1,424,435
                               3,500.00 DEVON ENERGY CORP NEW COM        217,716       205,485
                               2,500.00 ENCANA CORP COM                  109,428       123,125
                              25,340.00 ENTERPRISE PRODS PARTN COM       470,956       626,912
                              12,104.00 EXXON MOBIL CORP COM             544,891       763,520
                               2,500.00 HALLIBURTON CO COM               192,482       195,375
                               9,000.00 KINDER MORGAN ENERGY UT LT       315,460       417,870
                                 100.00 MARATHON OIL CORP COM              6,931         7,936
                               3,000.00 OIL STS INTL INC COM              95,697       121,110
                               2,000.00 PETROLEO BRASILEIRO SA SPO       177,508       177,260
                               2,000.00 POGO PRODUCING CO COM             97,721        99,380
                               5,000.00 PRECISION DRILLING TR TR U        88,815       177,700
                               3,500.00 ROYAL DUTCH SHELL ADR A          187,274       238,455
                               8,792.00 ROYAL DUTCH SHELL ADR B          431,360       627,837
                               4,250.00 SUNCOR ENERGY INC COM            328,260       359,895
                              29,500.00 TENARIS S A SPONSORED ADR        757,311     1,354,050
                              14,500.00 TEPPCO PARTNERS L P UT LTD       455,590       551,870
                               1,000.00 TIDEWATER INC COM                 55,227        58,240
                               6,000.00 VALERO ENERGY CORP NEW COM       323,473       376,140
                               2,088.00 WEATHERFORD INTL LTD COM          55,809        91,518
                                                                      ----------   -----------
TOTAL ENERGY                                                           6,262,608     9,072,993     5.45%
                                                                      ----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                                  Percent
Sectors and                    Shares                                                 Market      of Net
Industries                      Held         Company Name                Cost         Value       Assets
FINANCIALS
Banks                          7,000.00 BANK OF AMERICA CORP COM      $  314,026   $   346,540
                               9,550.00 COMERICA INC COM                 474,885       543,108
                              50,000.00 HUDSON CITY BANCORP COM          668,276       670,500
                               9,700.00 INDYMAC BANCORP INC COM          386,314       468,704
                               8,500.00 NORFOLK SOUTHERN CORP COM        436,782       448,625
                              13,700.00 US BANCORP DEL COM NEW           229,609       430,728
                              26,300.00 WASHINGTON MUT INC COM           939,762     1,183,728
                                 500.00 WELLS FARGO & CO DEL COM          29,330        34,345
                                                                      ----------   -----------
                                                                       3,478,984     4,126,278     2.48%
                                                                      ----------   -----------    -----

Diversified Financials        21,300.00 ALLIANCEBERNSTEIN HLDG UNI       853,706     1,370,535
                              13,500.00 ALLIED CAP CORP COM              399,461       419,310
                               1,500.00 BEAR STEARNS COS INC COM         196,011       206,265
                               4,500.00 BROOKFIELD ASSET MANAGEMENT      130,131       188,100
                               4,500.00 CHICAGO MERCANTIL HLDG CL      1,715,160     1,995,000
                               8,133.00 CITIGROUP INC COM                295,171       406,243
                               2,000.00 GOLDMAN SACHS GROUP COM          304,302       320,580
                               7,500.00 HSBC HLDGS PLC SPON ADR NE       524,595       650,100
                              11,500.00 INTERNATIONAL SECS EXC CL        390,457       490,375
                              10,000.00 J P MORGAN CHASE & CO COM        353,770       453,800
                               8,250.00 MOODYS CORP COM                  528,585       511,458
                               7,500.00 MORGAN STANLEY COM NEW           393,135       482,250
                               2,500.00 MORNINGSTAR INC COM              105,938       104,975
                                                                      ----------   -----------
                                                                       6,190,422     7,598,991     4.56%
                                                                      ----------   -----------    -----

Insurance                      5,000.00 AFLAC INC COM                    190,106       237,700
                               2,000.00 AMERICAN INTL GROUP COM          128,125       130,400
                              30,000.00 AXA SPONSORED ADR                561,132     1,098,300
                              12,000.00 MANULIFE FINL CORP COM           702,618       768,480
                               2,000.00 PRUDENTIAL FINL INC COM          153,395       154,460
                                                                      ----------   -----------
                                                                       1,735,376     2,389,340     1.43%
                                                                      ----------   -----------    -----

Real Estate                    2,500.00 NEW CENTURY FINANCIAL COM        111,007       128,050
                               2,500.00 NOVASTAR FINL INC COM             87,426        86,750
                                                                      ----------   -----------
                                                                         198,433       214,800     0.13%
                                                                      ----------   -----------    -----

TOTAL FINANCIALS                                                      11,603,215    14,329,409     8.60%
                                                                      ----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                                  Percent
Sectors and                    Shares                                                 Market      of Net
Industries                      Held         Company Name                Cost         Value       Assets
HEALTH CARE
Health Care Equipment &        5,000.00 AMEDISYS INC COM              $  218,571   $   165,550
Services                       5,000.00 BARD C R INC COM                 206,257       372,300
                               4,000.00 BIOSITE INC COM                  215,854       214,600
                              10,000.00 CIGNA CORP COM                   511,444     1,070,000
                               4,000.00 COOPER COS INC. NEW              282,294       218,480
                               4,000.00 COVENTRY HEALTH CARE COM         226,293       189,280
                               5,000.00 DENTSPLY INTL INC NEW COM        278,911       298,350
                              12,000.00 ERESEARCHTECHNOLOGY COM          161,375       135,960
                               1,000.00 HOLOGIC INC COM                   37,711        47,670
                               2,000.00 IDEXX LABS INC COM               169,369       165,620
                               6,400.00 LABORATORY AMER HLDGS COM        238,330       365,440
                               2,500.00 LASERSCOPE COM                    87,286        59,400
                               4,000.00 LCA-VISION INC COM PAR $.0       204,976       208,640
                               5,000.00 MEDTRONIC INC COM                247,527       250,600
                               7,500.00 OMNICARE INC COM                 266,066       425,325
                               1,000.00 ORTHOFIX INTL N V COM             46,511        40,590
                               5,000.00 PALOMAR MED TECH INC COM N       155,350       210,950
                               5,000.00 PEDIATRIX MED GROUP COM          225,518       244,882
                                 100.00 POSSIS MEDICAL INC COM             2,841           976
                               6,000.00 QUEST DIAGNOSTICS INC COM        269,506       334,380
                               3,650.00 UNITEDHEALTH GROUP INC COM       232,028       181,191
                               5,000.00 ZIMMER HLDGS INC COM             354,145       314,500
                                                                      ----------   -----------
                                                                       4,638,163     5,514,684     3.31%
                                                                      ----------   -----------    -----

Pharmaceuticals &              3,000.00 AMGEN INC COM                    235,579       197,400
Biotechnology                 40,000.00 BRISTOL MYERS SQUIBB COM         965,578     1,015,200
                              10,000.00 ELAN PLC ADR                     144,989       147,100
                               7,500.00 FOREST LABS INC COM              267,990       302,850
                               7,500.00 GLAXOSMITHKLINE PLC SPONSO       387,802       426,600
                               5,000.00 JOHNSON & JOHNSON COM            304,459       293,050
                               2,250.00 KOS PHARMACEUTICALS COM          109,437       104,600
                               5,000.00 LILLY ELI & CO COM               292,320       264,600
                                 500.00 MATRIXX INITIATIVES COM           12,376         8,140
                              30,000.00 MERCK & CO INC COM               827,577     1,032,600
                              10,000.00 NOVARTIS A G SPONSORED ADR       504,075       575,100
                               3,000.00 PDL BIOPHARMA INC COM             69,448        86,340
                               9,100.00 PFIZER INC COM                   277,313       229,628
                              40,000.00 SCHERING PLOUGH CORP COM         793,811       772,800
                              12,500.00 WYETH COM                        555,515       608,375
                                                                      ----------   -----------
                                                                       5,748,269     6,064,383     3.64%
                                                                      ----------   -----------    -----

TOTAL HEALTH CARE                                                     10,386,432    11,579,067     6.95%
                                                                      ----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                                  Percent
Sectors and                    Shares                                                 Market      of Net
Industries                      Held         Company Name                Cost         Value       Assets
INDUSTRIALS
Capital Goods                  5,000.00 3M COMPANY                    $  357,038   $   427,150
                              20,000.00 ABB LTD SPONSORED ADR            111,600       284,400
                               8,200.00 BOEING CO COM                    324,836       684,290
                               2,000.00 CATERPILLAR INC DEL COM          149,627       150,380
                               4,250.00 CERADYNE INC COM                 240,614       223,850
                              10,000.00 CURTISS WRIGHT CORP COM          149,310       331,400
                               7,500.00 DRS TECHNOLOGIES INC COM         215,334       416,475
                               3,500.00 EMERSON ELEC CO COM              203,860       297,325
                               6,000.00 ENCORE WIRE CORP COM             229,143       237,580
                              55,000.00 FEDERAL SIGNAL CORP COM          875,702     1,030,150
                               6,000.00 GENERAL DYNAMICS CORP COM        266,620       393,720
                              23,000.00 GENERAL ELEC CO COM              673,252       795,570
                               2,500.00 KUBOTA CORP ADR                  110,638       142,525
                               5,000.00 L-3 COMMUNICATNS HLDGS COM       318,612       408,500
                              33,000.00 TYCO INTL LTD NEW COM            533,730       869,550
                               2,000.00 WESCO INTL INC COM               137,099       144,200
                                                                      ----------   -----------
                                                                       4,897,015     6,837,065     4.10%
                                                                      ----------   -----------    -----

Commercial Services &            125.00 PHH CORP COM NEW                   2,593         3,485
Supplies                       5,000.00 PORTFOLIO RECOVERY ASSOC C       208,309       257,250
                               7,000.00 RAMBUS INC DEL COM               166,081       271,810
                               4,000.00 STERICYCLE INC COM               255,488       261,635
                                                                      ----------   -----------
                                                                         632,471       794,180     0.48%
                                                                      ----------   -----------    -----

Transportation                 5,500.00 CANADIAN NATL RAILWAY CO         254,820       246,105     0.15%
                                                                      ----------   -----------    -----

TOTAL INDUSTRIALS                                                      5,784,306     7,877,350     4.73%
                                                                      ----------   -----------    -----

INFORMATION TECHNOLOGY
Software & Services              200.00 CACI INTL INC CL A                 9,943        12,508
                               1,500.00 COGNOS INC COM                    59,861        55,905
                               2,500.00 ELECTRONIC ARTS INC COM          142,810       141,250
                               1,000.00 GOOGLE INC CL A                  350,489       376,140
                              56,000.00 MICROSOFT CORP COM             1,468,497     1,351,800
                              20,000.00 ORACLE CORP COM                  252,600       291,800
                               6,500.00 YAHOO INC COM                    235,839       210,320
                                                                      ----------   -----------
                                                                       2,520,039     2,439,723     1.46%
                                                                      ----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                                  Percent
Sectors and                    Shares                                                 Market      of Net
Industries                      Held         Company Name                Cost         Value       Assets
Technology Hardware &          2,500.00 CANON INC ADR                 $  137,729   $   189,500
Equipment                     20,000.00 CISCO SYS INC COM                351,940       419,000
                               3,000.00 CORNING INC COM                   77,663        79,020
                               4,000.00 FLEXTRONICS INTL LTD ORD          43,340        45,440
                              15,000.00 FOUNDRY NETWORKS INC COM         169,556       213,150
                              10,000.00 HEWLETT PACKARD CO COM           201,100       324,700
                              10,000.00 INTERNATIONAL BUS MACH COM       728,412       823,400
                               2,500.00 JABIL CIRCUIT INC COM            106,980        97,475
                               3,000.00 KOMAG INC COM NEW                149,520       126,120
                              83,000.00 LUCENT TECHNOLOGIES COM          263,370       231,601
                              15,000.00 MOTOROLA INC COM                 310,185       320,250
                              40,000.00 NORTEL NETWORKS CORP COM         455,950       372,400
                               8,500.00 QUALCOMM INC COM                 401,687       432,940
                               8,000.00 SEAGATE TECHNOLOGY SHS           197,079       212,480
                               4,000.00 WESTERN DIGITAL CORP COM          95,556        84,160
                                                                      ----------   -----------
                                                                       3,690,067     3,971,636     2.39%
                                                                      ----------   -----------    -----

Semiconductors &               7,500.00 MICRON TECHNOLOGY INC COM         89,113       127,275
Semiconductor Equipment       13,000.00 NVIDIA CORP COM                  341,673       366,860
                               3,500.00 SANDISK CORP COM                 234,565       209,155
                                                                      ----------   -----------
                                                                         665,351       703,290     0.42%
                                                                      ----------   -----------    -----

TOTAL INFORMATION TECHNOLOGY                                           6,875,457     7,114,649     4.27%
                                                                      ----------   -----------    -----

MATERIALS                     10,000.00 ALLIANCE RES PARTNR LP UT        121,950       423,800
                               1,000.00 ANGLO AMERN PLC ADR               11,802        21,550
                               3,000.00 ARACRUZ CELULOSE S A SPON        149,271       165,240
                               4,500.00 BHP BILLITON LTD SPONSORED       169,180       188,670
                               1,500.00 BUNGE LIMITED COM                 80,265        80,025
                               6,132.00 CEMEX S A SPON ADR 5 ORD         372,954       414,032
                               3,000.00 COMMERCIAL METALS CO COM         158,143       161,700
                              35,000.00 ELDORADO GOLD CORP NEW COM       157,795       183,400
                               7,000.00 FREEPORT MCMORAN COPPER &        446,000       431,660
                               7,500.00 MERIDIAN GOLD INC COM            164,747       243,750
                               2,000.00 NEWMARKET CORP COM               106,994       101,700
                               7,500.00 NEWMONT MINING CORP COM          382,447       437,700
                               3,300.00 NUCOR CORP COM                   291,249       350,606
                               5,000.00 ROYAL GOLD INC COM               153,860       171,350
                               3,500.00 SOUTHERN COPPER CORP             339,424       342,475
                                                                      ----------   -----------
TOTAL MATERIALS                                                        3,106,081     3,717,658     2.23%
                                                                      ----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                                  Percent
Sectors and                    Shares                                                 Market      of Net
Industries                      Held         Company Name                Cost         Value       Assets
TELECOMMUNICATION              6,000.00 AMERICA MOVIL SA DE CV SPO   $   206,361   $   212,460
SERVICES                      25,000.00 BELLSOUTH CORP COM               694,565       844,500
                              40,000.00 CHUNGHWA TELECOM CO SPONSO       725,804       824,000
                               3,000.00 MOBILE TELESYS OJSC SPONSO        87,836        97,230
                               1,500.00 SK TELECOM LTD SPONSORED A        28,945        40,050
                               7,500.00 TELECOMUNCA DE SAO PAU SPO       143,351       183,750
                              10,000.00 VERIZON COMMUNICATIONS COM       308,232       330,300
                                                                     -----------   -----------
TOTAL TELECOMMUNICATION SERVICES                                       2,195,094     2,532,290     1.52%
                                                                     -----------   -----------    -----

UTILITIES                      1,000.00 AMERIGAS PARTNERS L P UNIT        30,920        30,750
                              10,000.00 AQUA AMERICA INC COM             148,555       239,000
                              10,000.00 COMPANHIA DE SANEAMENT SPO       201,178       243,500
                               5,000.00 DOMINION RES INC VA COM          284,006       374,350
                              22,500.00 EXELON CORP COM                  738,199     1,215,000
                               7,500.00 FPL GROUP INC COM                223,854       297,000
                              16,000.00 ONEOK INC NEW COM                315,437       528,160
                               7,500.00 QUESTAR CORP COM                 234,832       600,375
                              65,000.00 TECO ENERGY INC COM              931,803     1,038,700
                                                                     -----------   -----------
TOTAL UTILITIES                                                        3,108,784     4,566,835     2.74%
                                                                     -----------   -----------    -----

TOTAL INVESTMENTS IN COMMON STOCKS                                   $64,794,691    79,049,119    47.45%
                                                                     ===========   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                Percent
                                        Shares                       Market     of Net
Company Name                             Held           Cost         Value      Assets
PREFERRED STOCKS:
BLUE WATER TR I                               10    $ 1,001,109   $ 1,000,000
LEARNINGSTATION.COM                    1,224,661        500,000       300,000
UNIBANCO-UNIAO DE BANK GDR                 2,500        218,313       198,375
                                                    -----------   -----------

TOTAL INVESTMENTS IN PREFERRED STOCKS               $ 1,719,422     1,498,375    0.90%
                                                    ===========   -----------    ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                                  Market       Percent of
Industries                               Company Name               Cost           Value       Net Assets
Short-term Investments           Evergreen Money Market Fund     $ 3,571,317   $   3,571,317
                                                                 -----------   -------------

Total Short-term Investments                                     $ 3,571,317       3,571,317      2.14%
                                                                 ===========   -------------     -----

TOTAL INVESTMENTS - MARKET VALUE                                               $ 151,668,733     91.06%
                                                                               =============     -----

Aggregate gross unrealized appreciation of security values                     $  31,958,637
Aggregate gross unrealized depreciation of security values                        (2,281,327)
                                                                               -------------
Net appreciation of security values                                               29,677,310
Tax cost of securities                                                           121,991,423
                                                                               -------------

Total market value of securities                                               $ 151,668,733
                                                                               =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                                                     Market
                                                                    Value at
                                                                     End of
Description                                                          Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in
    Caldwell, Rutherford and Wilkes Counties, NC                    $ 350,000(a)
                                                                    ---------

TOTAL                                                               $ 350,000
                                                                    =========

    Aggregate appreciation of investment land and buildings         $ 205,863
    Tax cost of investment land and buildings                         144,137
                                                                    ---------

    Market value of investment land and buildings                   $ 350,000
                                                                    =========

(a) Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

                                             Number of        Amount of
                                           Shares Held At   Equity In Net        Amount of        Value at
                                              April 30,     Profit And Loss      Dividends        April 30,
Issuer                                          2006        for the Period          (1)             2006
Broyhill Industries, Inc. - wholly owned
  subsidiary                                        1,000   $       (3,089)   $           --   $      436,534

P. B. Realty, Inc. - wholly owned
  subsidiary                                        1,000        1,653,477                --       16,404,641
                                                            --------------    --------------   --------------

TOTAL                                                       $    1,650,388   $           --    $   16,841,175
                                                            ==============    ==============   ==============

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2. Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End
         Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By (Signature and Title)   /s/ Boyd C. Wilson, Jr.
                           Boyd C. Wilson, Jr.
                           Vice President and
                           Chief Financial Officer

Date: June 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Paul H. Broyhill
                           Paul H. Broyhill
                           President and Chief Executive Officer

Date: June 13, 2006

By (Signature and Title)   /s/ Boyd C. Wilson, Jr.
                           Boyd C. Wilson, Jr.
                           Vice President and
                           Chief Financial Officer

Date: June 13, 2006